Summary of Significant Accounting Policies - Major Charterers (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Hyundai Merchant Marine Co., Ltd.
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	29.60%	24.00%	24.40%
Navios Corporation
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage		17.40%	11.00%
Yang Ming Marine Transport Corporation
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	13.00%	11.40%
MediterraneanShipping Co. S.A.
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	11.60%